Finance Result (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finance Result
Finance income	€ 13,995	€ 9,678	€ 9,934
Finance cost from Senior Unsecured Notes	(35,471)	(65,189)	(73,491)
Finance cost from senior debt	(247,646)	(193,183)	(168,332)
Finance cost from sale of receivables (note 13)	(6,053)	(3,973)	(4,885)
Capitalized interest	8,955	8,839	13,019
Other finance costs	(13,058)	(9,838)	(11,140)
Finance costs	(293,273)	(263,344)	(244,829)
Change in fair value of financial derivatives (note 30)		(3,752)	(7,610)
Impairment and gains / (losses) on disposal of financial instruments	30,280	(18,844)
Exchange differences	(8,246)	(11,472)	8,916
Finance result	€ (257,244)	€ (287,734)	€ (233,589)
Minimum
Finance Result
Capitalized interest rate (as a percent)	4.61%	4.26%
Maximum
Finance Result
Capitalized interest rate (as a percent)	5.18%	4.87%
Aradigm
Finance Result
Impairment loss of financial assets related to convertible notes		€ 14,477